Private Placement (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
IPO [Member]
Private Placement (Details) [Line Items]
Proceeds from issuances of warrants	4,706,667
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrant price per share | $ / shares	$ 1.5
Aggregate purchase price | $	$ 7,060,000
Number of securities called by each warrant	1
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant price per share | $ / shares	$ 11.5
Class A Common Stock [Member] | IPO [Member]
Private Placement (Details) [Line Items]
Number of securities called by each warrant	1